UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08763

Name of Registrant: MH Elite Portfolio of Funds, Inc.

Address of Registrant: 220 Russell Avenue
                       Rahway, NJ 07065

Name and address of agent for service: Harvey Merson
                                            or
                                       Jeff Holcombe
                                       220 Russell Avenue
                                       Rahway, NJ 07065

Registrant's telephone number, including area code: 1-800-318-7969

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2006 - December 31, 2006

Item 1: Reports to Shareholders




                     MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:


We are pleased to present our combined 2006 annual report for MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds and
MH Elite Select Portfolio of Funds.

It wasn't easy and certainly not for the faint of heart, but the stock market rewarded patient investors for the 4th year in a row. The market bobbed and weaved its way to double digit returns in 2006. With a flurry of jabs in the early rounds (1st Quarter) the market on the strength of small caps started the year strong. In the middle rounds (2nd Quarter) the markets took it on the chin and fell to the canvas. The financial markets had experienced the deepest correction in almost 4 years as crude oil prices began to ascend to over $78 per barrel by mid July. The Index of Leading Economic Indicators had fallen four out of the five months between April and August, illustrating the battering the economy had taken from increases in energy prices, interest rates and a slumping housing market. Stunned, as consumer confidence tumbled to a nine month low in August, but not out, the markets stabilized and strengthened in the 3rd Quarter. Going into the final rounds, (4th Quarter), the economy was energized by a decline in energy prices, better than expected corporate earnings, the Federal Reserve putting short term interest rate hikes on hold, the curtailing of inflation concerns and consumers being rejuvenated to spend, the stock market was victorious. The Dow Jones Industrial Average reached a new record and nearly every sector in the S&P 500 produced sizable gains in 2006.

There were two prominent investing themes that stood out in 2006. For the sixth time in the past seven years value funds outperformed growth funds. This disparity between value and growth had a noticeable impact on the performance of our funds relative to their respective benchmarks. On an absolute basis, we do not feel the Funds underperformed when compared to a portfolio that includes both value and growth styles of investing. Also in 2006 actively managed funds faired poorly in comparison to passively managed accounts (i.e. indexing). None of the nine Morningstar style categories for US equities outperformed the Russell 2000 index and only two, Large Cap Value and Small Cap Value, were able to outperform the S&P 500 index.

For the year 2006, MH Elite Small Cap Fund of Funds was up 13.0% versus the 18.4% return for the Russell 2000 index of small cap stocks. The Fund's average annual return for its 3 year, 5 year and since inception on 9/1/98 are 11.6%, 9.3% and 12.4% respectively. Our 13.0% return compares favorably to a blend of value and growth funds. Small Cap Value and Small Cap Growth funds were up 16.3% and 10.5% respectively for an average of 13.4%. Our Small Cap Fund of Funds is slightly weighted to growth stocks. All small cap style categories underperformed in 2006 relative to the Russell 2000 index.

A number of our small cap value funds had disappointing returns and were replaced during the year including Harbor Small Cap Value and Munder Small Cap Value. Despite a rebound year in 2005, Bjurman Barry Micro Cap was sold in 2006 due to another year of underperformance. We were also hurt by the performance of James Small Cap and two funds from Bridgeway, Ultra Small Co. Market and Small Cap Value. We received outstanding performance from new additions Gartmore Small Cap and Schneider Small Cap Value along with
Keeley Small Cap Value and Royce Value Plus, which we added to throughout the year. Notable additions to the portfolio purchased in October were Aston River Road Small Cap Value, Schroder US Opportunities, Cambiar Conquistador and Pacific Adv. Small Cap.

For the year 2006, MH Elite Fund of Funds was up 11.9% versus the 15.8% return of the S&P 500 index and the 15.5% return of the Russell 1000 index. As mentioned earlier, there was a great disparity in performance between value and growth funds. On average large cap value funds outperformed large cap growth funds by 12%. Our 11.9% return this past year is consistent on an absolute basis with the large cap growth category's 6.9% return and large cap value's 18.2% return. Our overweight to growth funds restricted our ability to outperform the S&P 500 and Russell 1000 indexes in 2006.

Notable deletions from the Fund were Wasatch Heritage Growth, Hotchkis and Wiley Large Cap Value, Calamos Growth and Mairs and Power Growth. Additions to the portfolio in 2006 were Pioneer Cullen Value, Janus Contrarian, Marsico 21st Century, Fairholme and Primecap Odyssey Aggressive Growth.

It was a difficult year for our latest offering, MH Elite Select Portfolio of Funds. Under the guidance of DiCosimo Capital Management this fund was positioned to be very bearish and took large positions in shorting the S&P 500 and OTC markets. This strategy worked well in the second quarter during the market correction but caused the Fund to underperform when the markets rallied sharply in the third and fourth quarters. For the period April 6, 2006 through the December 31, 2006 the Fund was down 3.2%. This performance is disappointing relative to the broader market (S&P 500) which was up 8.3% for the same time period. The Fund did manage to outperform bear market funds, which collectively, were down 9%.

In late November changes were made to reflect our investment strategy of building a diversified portfolio of alternative investments that would benefit from a rising market as well as to maintain positions that would limit risk on the downside. To manage risk without trying to time the market, we replaced the short only funds with long/short and asset allocation funds while continuing to invest in emerging markets, real estate, healthcare, commodities and natural resources. The MH Elite Select Portfolio of Funds has definitely benefited from these changes. At the time of this writing, MH Elite Select Portfolio of Funds is up 6.2% since the restructuring of the portfolio in late November which is almost double the 3.2% return of the S&P 500 index for the same time period.

Investing and speculation are not synonymous. We believe in investing and not in speculation. All our Funds seek to achieve long term capital appreciation by investing in and managing a disciplined and diversified portfolio of underlying funds. Capital markets work but they are not always predictable.

One often looks at the past for clues to the future. Based on the historic performance of the S&P 500, the third year of a presidential term usually produces positive market results. Looking back 68 years, the S&P 500 stock index has averaged 22% during the third year of a presidential term. Only one year, 1939, showed a decline and that was less than 1%.

We appreciate the trust all of you have placed in our management and we would like to extend a special welcome to all new shareholders.



							Sincerely,


                                                        /s/Harvey Merson
							Harvey Merson
							President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all dividends and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

                      MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                       Underlying Fund Diversification
                             December 31, 2006

                     Investment Category of Underlying Funds
                           (as a % of Fund assets)

Small Cap Value	         %	  Small Cap Blend         %	       Small Cap Growth       %
------------------------------------------------------------------------------------------------
N/I Numeric Investors   6.5     Gartmore                 8.1	   Royce                     6.3
Small Cap Value                 Small Cap A                        Value Plus Service
------------------------------------------------------------------------------------------------
Bridgeway Small Cap	6.3	Keeley                   6.5	   William Blair	     4.1
Value N                         Small Cap Value                    Small CAp Growth CL N
------------------------------------------------------------------------------------------------
Schneider               6.0 	Stratton                 5.7	   Schroder US               3.7
Small Cap Value	                Small Cap Value                    Opportunities Inv
------------------------------------------------------------------------------------------------
Royce 		        5.2	Bogle                    5.1	   Wasatch  Micro Cap 	     3.7
Opportunity Inv             	Small Cap Growth Inv
------------------------------------------------------------------------------------------------
James Small Cap         5.1     Perritt Micro Cap        4.9
                                Opportunities
-------------------------------------------------------------
Aston River Road Small  3.4     Bridgeway Ultra          4.8
Cap Value N                     Small Company Market
------------------------------------------------------------
                                Cambair Conquistador Inv 4.0
                                -----------------------------
                                Pacific Advisors         3.9
                                Small Cap A
                                -----------------------------
                                RS Partners A            3.3
                                -----------------------------

                    Short-Term Securities and Other Assets - 3.4%



            Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund



                           Value   Blend   Growth
                            31%     36%     33%










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Schedule of Investments
                              December 31, 2006

      Mutual Funds  (96.6%)                       Shares         Value

        Gartmore Small Cap A	                  23,578   $    509,285
        Keeley Small Cap Value	                  15,798	412,008
        Numeric Investors Small Cap Value	  23,526	408,420
        Bridgeway Small Cap Value N	          24,618	397,831
        Royce Value Plus Service                  28,221	397,629
        Schneider Small Cap Value	          17,398	376,835
        Stratton Small Cap Value 	           7,475	362,023
        Royce Opportunity Inv	                  25,448	331,836
        James Small Cap	                          13,752	321,934
        Bogle Small Cap Growth Inv                13,051	319,477
        Perritt Micro Cap Opportunities	          10,242	312,182
        Bridgeway Ultra Small Company Market	  15,611	305,036
        William Blair Small Cap Growth N          10,286	261,358
        Cambair Conquistador Inv                  16,531	252,429
        Pacific Advisors Small Cap A	           7,356	246,583
        Schroder US Opportunities Inv	          10,791	236,868
        Wasatch Micro Cap                         35,215	233,831
        Aston River Road Small Cap Value N	  15,077	212,893
        RS Partners A		                   5,988	209,876
                                                            -----------

        Total Mutual Funds (Cost $ 5,120,839)                 6,108,334

Short-Term Securities (1.9%)

        TD Waterhouse Money Market (Cost $ 120,053)             120,053
                                                            -----------
Total Investments in Securities (Cost  $ 5,240,892)           6,228,387

Other Assets - net (1.5%)                                        93,683
                                                            -----------
Net Assets - (100%)                                         $ 6,322,070
                                                            ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                     Statement of Assets and Liabilities
                               December 31, 2006

Assets

Investments in securities at value (Cost $ 5,120,839)       $ 6,108,334
Cash                                                            213,736
                                                            -----------
        Total Assets                                          6,322,070
                                                            -----------
Liabilities

        Total Liabilities                                             -
                                                            -----------

Net Assets                                                  $ 6,322,070
                                                            ===========

        Capital Stock, no par (issued and
            outstanding - 882,509)                          $ 5,334,273
        Undistributed net investment income                         302
        Net unrealized appreciation on investments              987,495
                                                            -----------

                Net Assets                                  $ 6,322,070
                                                            ===========

Net asset value per share                                   $      7.16
                                                            ===========











The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds

                           Statement of Operations
                      For The Year Ended December 31, 2006

Investment Income

        Dividend income from underlying funds                    $   17,048
        Interest                                                      3,450
                                                                 ----------
                Total investment income                              20,498
                                                                 ----------
Expenses
        Investment advisory fees (note 2)                            60,560
        Administrative service fees                                  15,140
                                                                 ----------
                Total expenses                                       75,700
                                                                 ----------
Net investment loss                                                 (55,202)
                                                                 -----------
Realized and unrealized gain on investments

        Capital gain distributions from underlying funds            472,938
        Net realized gain from investments                          285,981
        Net change in unrealized appreciation on investments         19,822
                                                                 ----------
        Net realized and unrealized gain on investments             778,741
                                                                 ----------
Net increase in net assets resulting from operations             $  723,539
                                                                ===========







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Small Cap Fund of Funds
                      Statement of Changes in Net Assets
                    For The Year Ended December 31, 2006 and 2005



                                                        2006             2005
                                                  -----------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $   (55,202)   $    (55,852)
     Capital gain distributions from
       underlying funds                                472,938         428,853
     Net realized gain on investments                  285,981         130,097
     Change in unrealized appreciation
       (depreciation) on investments                    19,822       (181,717)
                                                  ----------------------------
     Net increase in net assets
       resulting from operations                       723,539         321,381

Distributions to shareholders                         (705,817)       (500,696)
                                                  ----------------------------

Capital share transactions (note 5)                    754,862         544,127
                                                  -----------------------------
Total increase                                         772,584         364,812

Net assets at beginning of year                      5,549,486       5,184,674
                                                  -----------------------------
Net assets at end of year                          $ 6,322,070     $ 5,549,486
                                                  =============================







The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                         MH Elite Fund of Funds
                    Underlying Fund Diversification
                          December 31, 2006


               Investment Category of Underlying Funds
                     (as a % of Fund assets)

Large Cap Value	         %	     Large Cap Blend       %	      Large Cap Growth           %
---------------------------------------------------------------------------------------------------
Dodge and Cox Stock	6.7	Cambiar Opportunity Inv	  6.7	Primecap Odyssey Growth         6.6
---------------------------------------------------------------------------------------------------
Schneider         	6.5	Janus Contrarian	  6.6	Marisco 21st Century            6.2
Value
---------------------------------------------------------------------------------------------------
Pioneer          	6.4	Hartford                  5.1	American Funds	                6.1
Cullen Value A                  Capital Appreciation A          Growth Fund of America F
---------------------------------------------------------------------------------------------------
Excelsior        	5.5     Quaker                    4.4   Brandywine Blue                 5.9
Value and Restructuring         Strategic Growth A
---------------------------------------------------------------------------------------------------
Mainstay ICAP           5.3
Select Equity I
---------------------------------------------------------------------------------------------------




---------------------------------------------------------------------------------------------------
     Mid Cap Value	  %	    Mid Cap Blend	   %	    Mid Cap Growth	         %
---------------------------------------------------------------------------------------------------
Artisan Mid Cap Value    4.6    Fairholme                 4.2  	 Primecap Odyssey Aggressive    4.2
                                                                 Growth
---------------------------------------------------------------------------------------------------
Hotchkis & Wiley 	 4.4
Mid Cap Value A
----------------------------




                        Short-Term Securities and Other Assets - 4.6%

               Percentage of Fund assets allocated to each investment style based on the underlying securities held by each underlying fund

                                 Value     Blend   Growth
                                  31%       34%      34%

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                           Schedule of Investments
                              December 31, 2006


   Mutual Funds (95.4%)                    Shares        Value

     Cambiar Opportunity Inv 	          20,769     $  421,823
     Dodge & Cox Stock	                   2,738	420,158
     Primecap Odyssey Growth 	          29,733	413,292
     Janus Contrarian	                  24,505	412,423
     Schneider Value 	                  17,978	409,544
     Pioneer Cullen Value A	          19,934	398,687
     Marisco 21st Century	          25,307	385,431
     American Funds
        Growth Fund of America F	  11,685	381,857
     Brandywine Blue	                  11,628	368,606
     Excelsior Value and Restructuring	   6,496	341,284
     Mainstay ICAP Select Equity I	   7,907	329,076
     Hartford Capital Appreciation A       8,427	320,479
     Artisan Mid Cap Value	          14,272	288,003
     Quaker Strategic Growth A	          12,363	274,585
     Hotchkis and Wiley
       Mid-Cap Value A	                   9,254	274,554
     Primecap Odyssey Aggressive Growth   18,426	264,226
     Fairholme    	                   9,009	261,171
                                                     ----------

     Total Mutual Funds (Cost $ 5,144,135)            5,965,199

   Short-Term Securities (2.8%)

     TD Waterhouse Money Market (Cost $ 173,902)        173,902
                                                   ------------
   Total Investments in Securities
       (Cost  $ 5,318,037)                            6,139,101

   Other Assets - net (1.8%)                            110,762
                                                   ------------

   Net Assets - (100%)                             $  6,249,863
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                       Statement of Assets and Liabilities
                              December 31, 2006


Assets


Investments in securities at value (Cost $ 5,144,135)	$ 5,965,199
Cash     	                                            284,664
                                                        -----------
	Total Assets	                                  6,249,863
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 6,249,863
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 1,043,159)                    $  5,425,770
        Undistributed realized gains on investments           3,031
        Net unrealized appreciation on investments	    821,062
                                                        -----------
                Net Assets	                        $ 6,249,863
                                                        ===========

        Net asset value per share	                $      5.99
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds
                           Statement of Operations
                     For The Year Ended December 31, 2006

Investment income

     Dividend income from underlying funds             $   39,290
     Interest                                               7,504
                                                       ----------
           Total Investment Income                         46,794
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     55,861
     Administrative service fees                           13,965
                                                       ----------
           Total Expenses                                  69,826
                                                       ----------
Net investment loss                                       (23,032)
                                                       -----------

Realized and unrealized gain on investments

     Capital gain distributions from underlying funds     231,410
     Net realized gain from investments                    89,260
     Net change in unrealized appreciation
        on investments                                    333,130
                                                       ----------
     Net realized and unrealized gain on investments      653,800
                                                       ----------
Net increase in net assets resulting from operations   $  630,768
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                            MH Elite Fund of Funds

                     Statement of Changes in Net Assets
               For The Years Ended December 31, 2006 and 2005



                                                         2006             2005
                                                  ------------------------------
Increase (decrease) in net assets from operations
     Net investment loss                           $    (23,032)   $    (34,560)
     Capital gain distributions from
       underlying funds                                 231,410         139,917
     Net realized gain on investments                    89,260          32,574
     Change in unrealized appreciation
       on investments                                   333,130         185,588
                                                  -----------------------------
     Net increase in net assets
       resulting from operations                        630,768         323,519

Distributions to shareholders                          (294,632)       (137,907)
                                                  -----------------------------

Capital share transactions (note 5)                     888,142         631,185
                                                  -----------------------------
Net increase                                          1,224,278         816,797

Net assets at beginning of year                       5,025,585       4,208,788
                                                  -----------------------------
Net assets at end of year                           $ 6,249,863     $ 5,025,585
                                                  =============================










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                        Underlying Fund Diversification
                                December 31, 2006


                   Investment Category of Underlying Funds
                           (as a % of Fund assets)

Long - Short	         %	     Latin America/        %	      Precious Metals            %
                                    Emerging Markets
---------------------------------------------------------------------------------------------------
Diamond Hill            6.1	T. Rowe Price   	  3.5	US Global Investors             3.3
Long-Short I                    Latin America                   Worl Precious Minerals
---------------------------------------------------------------------------------------------------
Analytic Global         5.8	Matthews	          3.3	Streettracks                    3.0
Long-Short Inst                 Pacific Tiger                   Gold Trust
---------------------------------------------------------------------------------------------------
American Century        5.7  	Metzler/Payden European   3.3
Long-Short Equity Inv           Emerging Markets
-------------------------------------------------------------
                                Ishares                   3.2
                                MSCI Brazil Free Index
                                -----------------------------
 	                        Ishares MSCI Mexico       3.1
                                ------------------------------

---------------------------------------------------------------------------------------------------
    Natural Resources	  %	    Real Estate	           %	    Health Care         	 %
---------------------------------------------------------------------------------------------------
US Global Investors      3.5    Cohen & Steers            3.4  	 Pharmaceutical Holders         3.7
Global Resources                International Realty I           Depositary Receipts
---------------------------------------------------------------------------------------------------
RS Global Natural	 2.1    Morgan Stanley            3.4    Blackrock  Health Sciences     3.6
Resources A                     International Real Estate A      Opportunities A
---------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
    World Stock  	  %	    Moderate Allocation    %	    Conservative Allocation      %
---------------------------------------------------------------------------------------------------
Wintergreen              2.6    Leuthold Asset Allocation 5.0  	 Permanent Portfolio            5.1
---------------------------------------------------------------------------------------------------
Kinetics Paradigm 	 2.4
----------------------------

-------------------------------------------------------------
 Foreign Develop Markets  %	    Miscellaneous          %
-------------------------------------------------------------
Ishares                  2.5   Powershares Dynamic        2.4
MSCI Cananda                   Pharmaceuticals
-------------------------------------------------------------
Ishares 	         2.4
MSCI Spain
----------------------------
Profunds Ultra           1.4
Japan Inv
----------------------------


                        Short-Term Securities and Other Assets - 16.2%

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                           Schedule of Investments
                              December 31, 2006


   Mutual Funds (63.4%)                    Shares        Value

     Diamond Hill Long-Short I	           13,706    $  255,345
     Analytic Global Long-Short Inst       21,872	244,313
     American Century
        Long-Short Equity Inv   	   22,707	236,149
     Permanent Portfolio 	            6,610	213,910
     Leuthold Asset Allocation	           19,881	207,356
     Blackrock Health
        Sciences Opportunitites A	    5,795	149,851
     T. Rowe Price Latin America	    3,889	146,775
     US Global Investors Global Resources   9,776	145,080
     Morgan Stanley
        International Real Estate A	    4,108	143,023
     Cohen & Steers
        International Realty I  	    7,696	142,369
     Metzler/Payden
        European Emerging Markets	    4,294	139,196
     Matthews Pacific Tiger	            5,821	138,010
     US Global
        Investors World Precious Minerals   5,007	136,493
     Wintergreen	                    8,811	107,577
     Kinetics Paradigm   	            3,888	100,272
     RS Global Natural Resources A	    2,851	 87,922
     ProfundsUltra Japan Inv	            1,180	 57,611
                                                   ------------

     Total Mutual Funds (Cost $ 2,628,476)            2,651,252
                                                   ------------
   Exchange Traded Funds (20.4%)

     Pharmaceutical Holders
        Depositary Receipt	            2,000	153,900
     Ishares MSCI Brazil 	            2,890	135,397
     Ishares MSCI Mexico 	            2,500	128,125
     Streettracks Gold Trust 	            2,000	126,420
     Ishares MSCI Canada	            4,200	106,344
     Powershares Dynamic Pharmaceuticals    3,800	100,928
     Ishares MSCI Spain	                    1,875	100,500
                                                   ------------

     Total Exchange Traded Funds (Cost $ 804,985)       851,614
                                                   ------------
     Total Mutual Funds and
        Exchange Traded Funds (Cost $3,433,461)       3,502,866
                                                   ------------

   Short-Term Securities (12.3%)

     TD Waterhouse Money Market (Cost $ 516,146)        516,146
                                                   ------------
   Total Investments in Securities
       (Cost  $ 3,949,607)                            4,019,012

   Other Assets - net (3.9%)                            161,503
                                                   ------------

   Net Assets - (100%)                             $  4,180,515
                                                   ============

The accompanying notes are an integral part of these financial statements.

                         MH Elite Portfolio of Funds, Inc.

                         MH Elite Select Portfolio of Funds
                       Statement of Assets and Liabilities
                              December 31, 2006


Assets


Investments in securities at value (Cost $ 3,433,466)	$ 3,502,866
Cash     	                                            677,649
                                                        -----------
	Total Assets	                                  4,180,515
                                                        -----------
Liabilities

	Total Liabilities	                                  -
                                                        -----------
Net Assets	                                        $ 4,180,515
                                                        ===========

	Capital Stock, no par (issued and
           outstanding - 863,217)                      $  4,426,890
        Accumulated net realized losses
           from investments                                (315,780)
        Net unrealized appreciation on investments	     69,405
                                                        -----------
                Net Assets	                        $ 4,180,515
                                                        ===========

        Net asset value per share	                $      4,84
                                                        ===========










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds
                           Statement of Operations
          For the Period April 6, 2006 (commencement of operations)
                            to December 31, 2006

Investment income

     Dividend income from underlying funds             $   59,984
     Interest                                              22,151
                                                       ----------
           Total Investment Income                         82,135
                                                       ----------

Expenses
     Investment advisory fees (note 2)                     58,742
     Administrative service fees                            8,392
                                                       ----------
           Total Expenses                                  67,134
                                                       ----------
Net investment loss                                        15,001
                                                       -----------

Realized and unrealized gain (loss) on investments

     Capital gain distributions from underlying funds      93,237
     Net realized loss from investments                  (424,018)
     Net change in unrealized appreciation
        on investments                                     69,405
                                                       ----------
     Net realized and unrealized loss on investments     (261,376)
                                                       ----------
Net decrease in net assets resulting from operations   $ (246,375)
                                                       ==========









The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                       MH Elite Select Portfolio of Funds

                     Statement of Changes in Net Assets
              For the Period April 6, 2006 (commencement of operations)
                            to December 31, 2006




Increase (decrease) in net assets from operations
     Net investment gain                           $     15,001
     Capital gain distributions from
       underlying funds                                  93,237
     Net realized loss on investments                  (424,018)
     Change in unrealized appreciation
       on investments                                    69,405
                                                  --------------
     Net decrease in net assets
       resulting from operations                       (246,375)

Distributions to shareholders                                 -
                                                  --------------

Capital share transactions (note 5)                   4,426,890
                                                  --------------
Total increase                                        4,180,515

Net assets at beginning of year                               0
                                                  --------------
Net assets at end of year                           $ 4,180,515
                                                  ==============










The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2006


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

MH Elite Portfolio of Funds, Inc. is an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. MH Elite Portfolio of Funds, Inc. was also organized as a corporation in New Jersey on October 20, 1997.
MH Elite Portfolio of Funds, Inc. offers three funds to investors;
MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds (collectively, 'the Funds'). The sale to its initial investor in MH Elite Small Cap Fund of Funds occurred on February 17, 1998, the sale to its initial investor in MH Elite Fund of Funds occurred on January 13, 2004, and the sale to its initial investor in MH Elite Select Portfolio of Funds occurred on April 6, 2006. The Funds act as their own custodian.

The primary objective of the Funds is long-term capital appreciation through investing in diversified and non-diversified regulated investment companies that will invest in equity securities and exchange traded funds (ETFs).

The following is a summary of the Funds' significant accounting policies:

Underlying Fund Valuation - Underlying funds are valued at the last reported net asset value as quoted by the respective fund with the resulting unrealized gains and losses included in income. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

Federal Income Taxes - The Funds intend to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of their net investment income, capital gain and certain other amounts, if any, the Funds will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

Distributions to Shareholders - Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Funds, timing differences and differing characterizations of distributions made by the Funds.

Investment Income - Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Realized Gain and Loss - Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2006

2. INVESTMENT ADIVSORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MH Investment Management Incorporated, (the 'Adviser') furnishes the Funds with investment advice and, in general, supervises the management and investment program of the Funds. Harvey Merson and Jeff Holcombe each own 50 percent of the Adviser. Under the Investment Advisory Agreement, the Funds have agreed to pay the Investment Adviser an annual fee, payable monthly, a percentage of each of the Funds average daily net assets.

The expenses and fees that a shareholder of the Funds will incur are based on the Fund's average daily net assets and are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds
Management Fees                             1.00%	             1.00%	              1.75%
Distribution (and/or Service)
  (12b-1) Fees                              None	             None	              None
Other Expenses 	                            0.25%	             0.25%	              0.25%
Total Annual Fund Operating Expenses 	    1.25%	             1.25%	              2.00%

Other expenses of .25% will be paid to MH Investment Management Inc. as per the administrative services agreement. Under the agreement, MH Investment Management Inc. has agreed to pay the expenses incurred for the conduct of business by the Funds. The expenses incurred by the Funds that exceed the total annual fund operating expenses will be paid by the Adviser. The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table above. Generally, the operating expenses of the underlying funds range from 0.50% to 2.50% of average net assets.


For the period ended December 31, 2006 the management fees for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 60,560
	MH Elite Fund of Funds			$ 55,861
        MH Elite Select Portfolio of Funds *    $ 58,742

For the period ended December 31, 2005 other expenses for each Fund were:

        MH Elite Small Cap Fund of Funds	$ 15,140
	MH Elite Fund of Funds			$ 13,965
        MH Elite Select Portfolio of Funds *    $  8,392

* For the Period April 6, 2006 (commencement of operations) to December 31, 2006

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2006


3. PURCHASE AND SALE OF SECURITIES

The cost of securities purchased and the proceeds from sale of securities for the period ended December 31, 2006 aggregated for each Fund was:

	                                    Purchases	      Sales
                                         ---------------------------
MH Elite Small Cap Fund of Funds	 $  2,350,024	$  1,974,493
MH Elite Fund of Funds             	 $  2,300,000	$  1,684,423
MH Elite Select Portfolio of Funds       $  8,319,765	$  4,462,282

For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At December 31, 2006, on a tax basis, gross unrealized appreciation and depreciation on investments for each Fund was:

	                                   Appreciation	     Depreciation
                                        -----------------------------------
MH Elite Small Cap Fund of Funds	$       998,815	     $     11,320
MH Elite Fund of Funds	                $       821,062	     $          -
MH Elite Select Portfolio of Funds      $       145,952	     $     76,547


4.INCOME TAXES

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

As of December 31, 2006, the components of distributable earnings on a tax basis for each Fund are as follows:

	                              MH Elite Small Cap            MH Elite          MH Elite Select
	                                Fund of Funds	         Fund of Funds	     Portfolio of Funds

Undistributed ordinary income	       $         320	        $       3,032	     $             -
Undistributed long-term capital gain   $    	   -	        $	    -        $	           -
Unrealized appreciation/depreciation   $     987,495	        $     821,062	     $	      69,405

The tax character of distributions paid by the Funds during the years ended December 31, 2006 and 2005 are as follows:

	                     MH Elite Small Cap                   MH Elite                        MH Elite Select
	                       Fund of Funds	               Fund of Funds	                Portfolio of Funds*
	                    2006	   2005	            2006	     2005               2006	        2005
Ordinary income	        $ 140,257	$  70,013	$  26,301	$  27,289	 $         -	 $         -
Long-term capital gain	$ 565,560	$ 430,683	$ 268,331	$ 110,618	 $         -	 $         -

	* MH Elite Select Portfolio of Funds commenced operations on April 6, 2006.

                       MH Elite Portfolio of Funds, Inc.

                        Notes to Financial Statements
			       December 31, 2006

5. CAPITAL SHARE TRANSACTIONS

As of December 31, 2006, 1,000,000,000 shares of no par value capital stock were authorized. Transactions in capital stock for each Fund are as follows:




                              MH Elite Small Cap Fund of Funds

                             For the year ended           For the year ended
                              December 31, 2006	          December 31, 2005

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold                77,968       $  606,870       63,205    $   454,050
Shares issued in
  reinvestment of
    distributions          96,908          693,864       70,322        500,696
                        ----------      -----------    --------     ----------
                          174,876        1,300,734      133,527        954,746


Shares redeemed           (71,121)        (545,872)     (56,537)      (410,619)
                         ---------       ----------    ---------    -----------

Net increase/(decrease)   103,756       $  754,862       76,990    $   544,127
                         =========      ===========    =========    ===========

                                         MH Elite Fund of Funds

                             For the year ended           For the year ended
                             December 31, 2006	          December 31, 2005

                          Shares           Amount        Shares       Amount
                          ------           ------        ------       ------
Shares Sold               126,348      $   749,505       100,184    $  538,778
Shares issued in
  reinvestment of
    distributions          47,919          287,037       24,539        137,907
                        ---------       ----------      --------    -----------
                          174,267        1,036,542      124,723        676,685


Shares redeemed           (25,264)        (148,400)      (8,210)       (45,500)
                         ---------       ----------     --------    -----------

Net increase/(decrease)   149,003       $  888,142      116,513     $  631,185
                         =========      ===========     ========    ===========

                        MH Elite Select Portfolio of Funds
	                      For the period ended
                            December 31, 2006 *
	                 Shares		 Amount
                         ------          ------
Shares Sold            1,155,565      $  5,825,668
Shares issued in
reinvestment of
distributions	               -		 -
                       ----------     -------------
	               1,155,565         5,825,668

Shares redeemed	        (292,348)	(1,398,778)
                       ----------      ------------

Net Increase             863,217       $ 4,426,890
                       ==========      =============


* For the period April 6, 2006 (commencement of operations) to December 31, 2006

                      MH Elite Portfolio of Funds, Inc.

                     MH Elite Small Cap Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                  For the years ended December 31,
                           2006        2005        2004        2003         2002
                        -----------------------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period      $  7.13      $  7.39      $  7.06      $  4.86    $   6.28
-----------------------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Loss (a) (c)            (0.07)       0.08)       (0.08)       (0.04)      (0.06)

Net Realized and
 Unrealized Gain (Loss)
  on Investments            1.00         0.53         1.19         2.24       (1.36)
                         --------     --------   ---------     --------   ---------
Total Income (Loss)
 from Investment
  Operations                0.93         0.45         1.11         2.20       (1.42)

Less Distributions         (0.90)       (0.71)       (0.78)           -           -
------------------------------------------------------------------------------------


Net asset value,
end of period            $  7.16      $  7.13      $  7.39      $  7.06    $    4.86
------------------------------------------------------------------------------------

Total Return (b)           13.04%       6.09%       15.72%       45.27%      (22.6%)
------------------------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)        $ 6,322      $ 5,549      $ 5,185      $ 5,234      $ 1,940
                         =======      =======    =========     ========   ========
Ratio of Expenses to
Average Net Assets (c)      1.24%       1.24%       1.23%        1.23%        1.23%

Ratio of Net Investment
Income to Average
Net Assets (c)             -0.91%      -1.06%      -1.16%       -1.14%       -1.54%

Portfolio turnover
rate (%)                   33.22%      29.67%      33.60%       53.14%       36.50%
---------------------------------------------------------------------------------------


   (a) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (b) Total return assumes reinvestment of dividends.
   (c) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.




The accompanying notes are an integral part of these financial statements.

                       MH Elite Portfolio of Funds, Inc.

                           MH Elite Fund of Funds
                           Financial Highlights
       For a share of capital stock outstanding throughout the period


                                                  For the period
                                                   January 13,
                         For the Years Ended         2004 to
                             December 31,          December 31,
                          2006         2005           2004 (a)
                       --------------------------------------------
PER SHARE DATA:

Net asset value,
beginning of period    $  5.62       $  5.41        $  5.00
--------------------------------------------------------------------
Income from
Investment Operations:

Net Investment
   Income(b) (e)         (0.02)        (0.03)         (0.03)

Net Realized and
Unrealized Gain (Loss)
on Investments            0.69          0.40           0.48
                        -------       -------       --------
Total Income (Loss)
from Investment
Operations                0.67          0.37           0.45

Less Distributions       (0.30)        (0.16)         (0.04)
--------------------------------------------------------------------


Net asset value,
end of period          $   5.99      $  5.62        $  5.41
--------------------------------------------------------------------

Total Return (c)          11.92%        6.84%          9.00%
--------------------------------------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)      $   6,250     $ 5,026         $ 4,208
                       =========     ========       ========
Ratio of Expenses to
Average Net Assets (e)    1.24%        1.25%           1.32% (d)

Ratio of Net Investment
Income to Average
Net Assets (e)           -0.41%       -0.75%          -0.70% (d)

Portfolio turnover
rate(%)                  31.55%       32.90%          11.50%
--------------------------------------------------------------------



   (a) Commencement of operations began on January 13, 2004.
   (b) Per share net investment income has been determined on the average number of shares outstanding during the period.
   (c) Total return assumes reinvestment of dividends.
   (d) Annualized.
   (e) Net investment income and expense ratios do not reflect the Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                     MH Elite Portfolio of Funds, Inc.
                           MH Elite Fund of Funds
                            Financial Highlights
     For a share of capital stock outstanding throughout the period


                         For the period
                          April 6, 2006
                       (commencement of
                         operations) to
                      December 31, 2006 (a)
                      ---------------------
PER SHARE DATA:

Net asset value,
beginning of period        $  5.00
----------------------------------------
Income from
Investment Operations:

Net Investment Income(b) (e)  0.02

Net Realized and
Unrealized Loss
on Investments               (0.30)
                            --------
Total Loss
from Investment
Operations                   (0.28)

Less Distributions               -
----------------------------------------


Net asset value,
end of period              $  4.84
----------------------------------------

Total Return (c)             -3.20%
----------------------------------------

Ratios and Supplement Data:

Net assets, end of
period (in 000's)           $ 4,181
                            ========
Ratio of Expenses to
Average Net Assets (d) (e)    1.95%

Ratio of Net Investment
Income to Average
Net Assets (d) (e)           -1.09%

Portfolio turnover
rate(%)                     133.87%
----------------------------------------





    (a)	Commencement of operations began on April 6, 2006.
    (b)	Per share net investment loss has been determined on the average number of shares outstanding during the period.
    (c)	Total return assumes reinvestment of dividends.
    (d)	Annualized.
    (e)	Net investment income and expense ratios do not reflect the
        Fund of Funds' proportionate share of income and expense of the underlying funds.






The accompanying notes are an integral part of these financial statements.

                REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of MH Elite Portfolio of Funds, Inc.

	We have audited the accompanying statement of assets and liabilities of MH Elite Small Cap Fund of Funds ('Small Cap'), MH Elite Fund of Funds ('Fund of Funds') and MH Elite Select Portfolio of Funds, ('Select'), (collectively the 'Funds'), (each a series of MH Elite Portfolio of
Funds, Inc.) including the schedules of investments, as of December 31, 2006 and the related statements of operations for the year and period then ended, the statements of changes in net assets for each of the two years then ended for the Small Cap and the Fund of Funds, and the period April 6, 2006 (commencement of operations) to December 31, 2006 for the Select Fund and the financial highlights for each of the four years in the period then ended for the Small Cap, the two years then ended and for the period
January 13, 2004 (commencement of operations) to December 31, 2004 for the Fund of Funds and the period April 6, 2006 (commencement of operations) to December 31, 2006 for the Select Fund. These financial statements and financial highlights are the responsibility of the Funds' management.
Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for the period ended
December 31, 2002 for the Small Cap were audited by other auditors whose report dated February 20, 2003 expressed an unqualified opinion on this information.

       We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, verified by examination through correspondence with brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

       In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Funds as of December 31, 2006, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the period indicated therein, in conformity with accounting principles generally accepted in the United States of America.



Abington Pennsylvania                                s/ Sanville & Company
February 27, 2007

                       MH Elite Portfolio of Funds, Inc.

                              ADDITIONAL INFORMATION

                            PROXY VOTING GUIDELINES

MH Elite Portfolio of Funds, Inc. has adopted the policy of always voting in line with management recommendations. If, at any time, we feel the fund management of an underlying fund within one of our portfolios is not working in the best interests of our shareholders we will liquidate our position in that fund. It is not our intent to change or alter the management or policies of the underlying funds. The most effective way to voice our concerns or displeasure with the management of a fund company is to simply not invest in their fund(s). We will only invest in fund companies that we feel will help us to meet our investment objectives and, in turn, serve the needs of our shareholders.


                         SCHEDULE OF INVESTMENTS (FORM N-Q)

The SEC has adopted the requirement that all funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004.
For the MH Elite Small Cap Fund of Funds, MH Elite Fund of Funds, and
MH Elite Select Portfolio of Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The MH Elite Small Cap
Fund of Funds and MH Elite Fund of Funds Forms N-Q will be available on the SEC's website at http://www.sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC
(call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at 1-800-318-7969.

               BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

On December 12, 2006, the non-interested Board of Directors of the Funds approved the continuation of the advisory agreement for an additional year with MH Investment Management Inc. Materials provided to and discussed with the Board contained information, including comparative fund information relating to performance, advisory fees and other expenses, with respect to numerous factors, including the following:

   - The background, education and experience of the Advisor's personnel
   - Investment strategies and decision making processes
   - The nature, extent and quality of the services to be provided by the investment adviser
   - Investment performance of the Funds
   - Compensation to the adviser and analysis of the adviser's profitability with respect to the Funds
   - Financial condition and stability of the adviser
   - Possible conflicts of interest between the adviser and the Funds
   - Overall fund expenses and expense ratios of the Funds

The Board considered the scope and quality of services provided by the Advisor. Services provided by the Advisor include all operations of the Funds including portfolio management, transfer and shareholder services. Only accounting, auditing and legal services are outsourced by the adviser. Based on the fees available and paid to the adviser, the Board concluded that management fees are fair and reasonable with respect to the quality of service provided and in light of other factors that the Board deemed relevant to the structure of the Funds. The Board, to factor in economies of scale as the Funds grow, will reexamine the current fee structure when the Funds' assets reach at least $35 million. Based on their review, the Board concluded that the Advisor had the capabilities, resources and personnel necessary to manage the Funds.

The Board compared the performance of the Funds to benchmark indices over various periods of time and concluded the performance of the Funds warranted the continuation of the advisory agreement.

The Board was advised the Funds have no soft dollar arrangements with any third parties and transaction fees, when applicable in the buying and selling of underlying funds, are paid by the adviser.


                                    EXPENSE EXAMPLE

As a shareholder of the MH Elite Small Cap Fund of Funds,
MH Elite Fund of Funds, and/or MH Elite Select Portfolio of Funds you incur two types of costs: (1) management fees and (2) other
Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2006 through December 31, 2006.



                               ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled 'Expenses Paid During Period' to estimate the expenses you paid on your account during this period.

          HYPOTHETICAL EXAMPLE FOR COMPARISION PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds.
To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                           Expenses Paid During the
	                Beginning Account Value   Ending Account Value     Period July 1, 2006 to
                             July 1, 2006	    December 31, 2006  	      December 31, 2006 (a)
Actual - MH Elite Small
Cap  Fund of Funds 	        $1,000	                $1,056	                  $6.48	(b)

Actual - MH Elite Fund
of Funds 	                $1,000	                $1,090	                  $6.58 (b)

Actual - MH Elite Select
Portfolio of Funds (b)	        $1,000	                $  972	                  $9.94 (c)

Hypothetical with expense
ratio of 1.25% (5% return
before expenses)	        $1,000	                $1,025	                  $6.38

Hypothetical with expense
ratio of 2.0% (5% return
before expenses)	        $1,000	                $1,025	                  $10.21

  (a) The management fees and expenses of the underlying funds in which the Funds invest are not reflected in the table below. Generally, the operating expenses of the underlying funds range from 0.50% to 2.50% of average net assets.
  (b) Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).
  (c) Expenses are equal to the Fund's annualized expense ratio of 2.00%, multiplied by the average account value over the period, multiplied by 184 / 365 (to reflect the one-half year period).

                         Board of Directors Information
          MH Elite Small Cap Fund of Funds and MH Elite Fund of Funds
                               December 31, 2006


The business and affairs of the Funds are managed under the direction of the Funds' Board of Directors. Information pertaining to the Directors of the Funds is set forth below. The Statement of Additional Information includes additional information about the Funds' Directors, and is available without
charge, by calling 1-800-318-7969.   Each director may be contacted by writing
to the director c/o MH Elite Portfolio of Funds, Inc., 220 Russell Avenue, Rahway, NJ 07065.

All independent and interested directors serve on the Board of Directors of each Fund.

                                      DIRECTORS OF THE FUNDS

                                                                                  Number of
                            Position(s)      Term of         Principal           Portfolios in        Other
                            Held with       Office and     Occupation(s)          Fund Complex     Directorships
Name,Address, and Age         Fund          length of      During Past 5          Overseen by        Held by
                                            Time Served       Years               Director           Director
Jeff Holcombe*              Interested       One Year,  Telcordia Technologies       3               None
8 Guildford Court           Director                    Director of Software
Annandale, NJ 08801                          Since      Development
51                          Vice-President   Fund
                                             Inception

Vincent Farinaro            Non-Interested   One Year,  Converted Paper Products     3               None
565 Fallbrook Drive         Director         Since      Consultant
Venice, FL 34292                             7-31-1998
78

Howard Samms                Non-Interested   One Year,  Johnson and Johnson          3               None
4 Surrey Lane               Director         Since      Healthcare Systems,
Lambertville, NJ 08530                       7-31-1998  Director of Finance
61                          Chairman of the  Since
                            Board            1-1-2005


Jerome Stern                Non-Interested   One Year,  Retired                      3               None
44 Dexter Drive North       Director         8-6-1999
Basking Ridge, NJ 07920
78

Tice Walker                 Non-Interested   One Year,  Actuary                      3               None
52 Oak Avenue               Director         Since
Metuchen NJ 08840                            9-1-2003
38


* As Vice President and partner of the Funds' Investment Adviser,
Mr. Holcombe is considered an "Interested Directors" as defined by the Investment Company Act of 1940.

Item 2. Code of Ethics

   As of the end of the period covered by this report on Form N-CSR, the Registrant has adopted a Code of Ethics (as defined in Item 2(b) of Form N-CSR) that applies to the Registrant's principal executive officer and principal financial officer. A copy of the Code of Ethics may be obtained without charge, by writing to MH Elite Portfolio of Funds Inc., 220 Russell Avenue,
Rahway, NJ 07065.

Item 3. Audit Committe Financial Expert

MH Elite Portfolio of Funds, Inc. manages a small fund with less than 20 million in assets. The Fund's management and Board of Directors have determined with a history of certified audits and the auditors satisfaction as stated in their statement of internal control exercised by the Fund, that a separate audit committee and financial expert is not required. The Fund's management is responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940).


Item 4. Principal Accountant Fees and Services

   The following table sets forth information as to the fees billed to the Registrant for each of the last two fiscal years for audit, audit related, tax and other services and products.

                  Fiscal Year Ended December 31,

                       2006             2005
                     -------          -------
Audit Fees          $ 14,400         $ 15,500
Audit-Related              0                0
Tax Fees               3,075            2,500
All Other Fees             0                0
                    ---------          -------
Total               $ 17,475          $18,000


Item 5.  Audit Committee of Listed Registrants

  Not applicable to this Registrant because it is not a 'listed issuer' within the meaning of Rule 10A-3 under the Securities Exchange Act of 1934.

Item 6.  (RESERVED)

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

  Not applicable to this Registrant because it is not a closed-end management investment company.

Item 8.  (RESERVED)

Item 9. Controls and Procedures

(a) DISCOSURE CONTROLS AND PROCEDURES. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

(b) CHANGE IN INTERNAL CONTROLS. There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10.   Exhibits


  The folowing exhibits are attached to this Form N-CSR:

     Exhibit 10(a)     Code of Ethics policy for Registrant (refer to Item 2)

     Exhibit 10(b)(1) Certification of Principal Executive Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(b)(2) Certification of Principle Financial Officer Required by Section 302 of the Sarbanes-Oxley Act of 2002

     Exhibit 10(c)     Certification of Chief Executive Office and
                       Chief Financial Officer Required by Section 906 of the Sarbanes-Oxley Act of 2002.



                                   SIGNATURES


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2007.


                                       MH Elite Portfolio of Funds, Inc.

                                       /s/ Harvey Mersion
                                       --------------------------------
                                       Harvey Merson
                                       President
                                       (Principal Executive Office)

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 26th day of February, 2007.


                                       /s/ Jeff Holcombe
                                       ---------------------------------
                                       Jeff Holcombe
                                       Vice President
                                       (Principal Financial Office)